Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure
Leases
The following is a schedule by year of future minimum payments required under the operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2013:

in millions
2014	$13.0
2015	14.0
2016	13.3
2017	12.7
2018	12.7
2019 and thereafter	45.5
Total minimum lease payments	$111.2

Federated held a material operating lease at December 31, 2013 for its corporate headquarters building in Pittsburgh, Pennsylvania. This lease expires in 2021 and has renewal options for two successive terms of five years each. This lease includes provisions for leasehold improvement incentives, rent escalation and certain penalties for early termination. In addition, at December 31, 2013, Federated had various other operating lease agreements primarily involving additional facilities. These leases are noncancelable and expire on various dates through the year 2025. Most leases include renewal options and, in certain leases, escalation clauses.
Rental expenses were $11.8 million, $11.5 million and $11.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.